BUSINESS COMBINATIONS - Proforma Financial Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Consolidated net loss attributable to Dell Technologies Inc.	$ (100)	$ (846)	$ (732)	$ (1,171)	$ (85)	$ (1,742)	$ 574	$ 86	$ (2,849)	$ (1,167)
EMC
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total net revenue										74,116
Net loss attributable to Dell Technologies Inc.										$ (3,220)